Borrowings (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2024
Borrowings [Line Items]
Interest expenses	$ 557,571	$ 392,741	$ 352,968
Weighted average interest rates of borrowings outstanding	4.34%	4.50%	4.89%
Borrowing	$ 13,323,643	$ 8,840,461
Forecast [Member] | China Citic Bank [Member]
Borrowings [Line Items]
Borrowing				$ 5,984,952